Summary of Significant Accounting Policies - Additional Information (Details 1) ¥ in Thousands	Dec. 31, 2020 CNY (¥)
Summary Of Significant Accounting Policies [Line Items]
Remaining performance obligations, amount	¥ 125,605
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01
Summary Of Significant Accounting Policies [Line Items]
Remaining performance obligations, amount	¥ 100,500
Remaining performance obligations, revenue recognition period	12 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01
Summary Of Significant Accounting Policies [Line Items]
Remaining performance obligations, amount	¥ 19,677
Remaining performance obligations, revenue recognition period	24 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01
Summary Of Significant Accounting Policies [Line Items]
Remaining performance obligations, amount	¥ 5,428
Remaining performance obligations, revenue recognition period